Net Income (Loss) Per Share Attributable to Class A Common Shareholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share Attributable to Class A Common Shareholders
Note 15—Net Income (Loss) Per Share Attributable to Class A Common Shareholders
The Company analyzed the calculation of net income (loss) per share for periods prior to the Business Combination on June 24, 2021 and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, net income (loss) per share information has not been presented for periods prior to the Business Combination. The basic and diluted net income (loss) per share attributable to Class A common shareholders for the year ended December 31, 2021, as presented on the Consolidated Statements of Operations, represent only the period after the Business Combination to December 31, 2021.
The calculations of basic and diluted net income (loss) per share attributable to Class A common shareholders are presented below:

For the period from June 24, 2021 through December 31, 2021
Numerator:
Net income (loss) attributable to Perella Weinberg Partners - basic	$(9,421)
Dilutive effect from assumed exchange of PWP OpCo Units, net of tax	(51,904)
Net Income (loss) attributable to Perella Weinberg Partners - diluted	$(61,325)
Denominator:
Weighted average shares of Class A common stock outstanding - basic	42,595,712
Weighted average number of incremental shares from assumed exchange of PWP OpCo Units	50,154,199
Weighted average shares of Class A common stock outstanding - diluted	92,749,911
Net income (loss) per share attributable to Class A common shareholders
Basic	$(0.22)
Diluted	$(0.66)
Basic and diluted net income (loss) per share attributable to Class B common shareholders has not been presented as these shares are entitled to an insignificant amount of economic participation.
The Company uses the treasury stock method to determine the potential dilutive effect of outstanding warrants and unvested RSUs and PSUs and the if-converted method to determine the potential dilutive effect of exchanges of PWP OpCo Units into Class A common stock. The Company adjusts net income (loss) attributable to Class A common shareholders under both the treasury stock method and if-converted method for the reallocation of net income (loss) between Class A common shareholders and non-controlling interests that result upon the assumed issuance of dilutive shares of Class A common stock as if the issuance occurred as of the Closing Date. The Company also adjusts the net income (loss) attributable to Class A common shareholders under the treasury stock method to reverse the effect on earnings of classifying the warrants as liabilities. All adjustments are net of any tax impact.
The following table presents the weighted average potentially dilutive shares that were excluded from the calculation of diluted net income (loss) per share under the treasury stock method or if-converted method, as applicable, because the effect of including such potentially dilutive shares was antidilutive for the period presented:

For the period from June 24, 2021 through December 31, 2021
Warrants	1,029,210
RSUs and PSUs	275,453
1,304,663